As filed with the Securities and Exchange Commission on September 7, 2005
                                     Investment Company Act file number 811-8054


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                              DELAFIELD FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
                   (Address of principal executive offices)           (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   December 31

Date of reporting period:  June 30, 2005

ITEM 1: REPORT TO STOCKHOLDERS

DELAFIELD                                                       600 FIFTH AVENUE
FUND                                                          NEW YORK, NY 10020
INCORPORATED                                                        212.830.5220
                                                                    800.221.3179
--------------------------------------------------------------------------------




Dear Fellow Shareholder:


We are pleased to present the semi-annual report of Delafield Fund, Inc. for the period January 1, 2005 through June 30, 2005.

The Fund's net asset value per share on June 30, 2005 was $24.86 as compared to $25.21 at December 31, 2004. The Fund had net assets of $362,457,052 and 2,932 active shareholders. The Fund registered a decrease of 1.4% during the first-half year. The Fund held 57 companies, with the top ten holdings accounting for 28% of total net assets overall. Equity investments comprised 83% of the $362.5 million portfolio on June 30, 2005.

We welcome inquires from potential investors, large or small. Anyone interested is encouraged to call the Fund at 800.221.3079.

With very best wishes.

Sincerely,

\s\J.Dennis Delafield                   \s\Vincent Sellecchia




J. Dennis Delafield                     Vincent Sellecchia
Chairman                                President



The Board of Directors has delegated responsibility to vote proxies to the Manager, subject to the Board's oversight. A description of the proxy voting policies and procedures is available without charge, upon request, by calling
800.221.3079 and on the Commission's website at http://www.sec.gov.

Delafield Fund, Inc.
Expense Chart
For the Six Months Ended June 30, 2005
(Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                        Beginning Account     Ending Account Value     Expenses Paid During
                                         Value 01/01/05             06/30/05                the Period*
                                         --------------             --------                -----------
Actual                                      $1,000.00               $986.10                    $6.50

Hypothetical (5% Return before
expenses)                                   $1,000.00              $1,018.25                   $6.61

* Expenses are equal to the Fund's annualized expense ratios of 1.32%, multiplied by the average account value over the period (January 1, 2005 through June 30, 2005), multiplied by 181/365 (to reflect the six month period).

Delafield Fund, Inc.
Statement Of Net Assets
June 30, 2005
(Unaudited)
--------------------------------------------------------------------------------

                                                                                                      Value
Common Stocks (82.91%)                                                         Shares                (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
Chemicals (10.68%)
Ashland Inc.                                                                   40,000           $     2,874,800
Cytec Industries Inc.                                                         225,000                 8,955,000
Engelhard Corporation                                                         250,000                 7,137,500
FMC Corporation*                                                               80,000                 4,491,200
Hercules Incorporated*                                                        550,000                 7,782,500
(The) Lubrizol Corporation                                                     98,500                 4,137,985
Lydall, Inc.*                                                                 127,000                 1,094,740
Spartech Corporation                                                          125,000                 2,225,000
                                                                                                ---------------
                                                                                                     38,698,725
                                                                                                ---------------

Computer & Computer Services (1.86%)
BearingPoint Inc.*                                                            300,000                 2,199,000
Solectron Corporation*                                                        200,000                   758,000
Unisys Corporation*                                                           600,000                 3,798,000
                                                                                                ---------------
                                                                                                      6,755,000
                                                                                                ---------------

Consumer Products & Services (10.20%)
ElkCorp                                                                       200,000                 5,710,000
Furniture Brands International, Inc.                                          410,000                 8,860,100
Newell Rubbermaid Inc.                                                        350,000                 8,344,000
ProQuest Company*                                                             325,000                10,656,750
(The) Stanley Works                                                            75,000                 3,415,500
                                                                                                ---------------
                                                                                                     36,986,350
                                                                                                ---------------

Energy & Energy Services (2.71%)
Chesapeake Energy Corporation                                                 100,000                 2,280,000
Forest Oil Corporation*                                                       125,000                 5,250,000
Input/Output, Inc.*                                                           300,000                 1,884,000
Pioneer Natural Resources Company                                              10,000                   420,800
                                                                                                ---------------
                                                                                                      9,834,800
                                                                                                ---------------

Financial Products & Services (3.43%)
Reynolds & Reynolds Company                                                   300,000                 8,109,000
R.R. Donnelley & Sons Co.                                                     125,000                 4,313,750
                                                                                                ---------------
                                                                                                     12,422,750
                                                                                                ---------------

Industrial Products (17.86%)
AMETEK, Inc.                                                                  125,000                 5,231,250
AO Smith Corp.                                                                125,000                 3,338,750
Crane Co.                                                                     190,000                 4,997,000
Federal Signal Corporation                                                    200,000                 3,120,000
Flowserve Corporation*                                                        250,000                 7,565,000
Gerber Scientific Inc.*                                                       450,000                 3,132,000
Honeywell International Inc.                                                  223,000                 8,168,490
Kennametal Inc.                                                               175,000                 8,023,750
Navistar International Corporation*                                           215,000                 6,880,000
SPX Corp.                                                                     180,000                 8,276,400
UNOVA, Inc.*                                                                  225,000                 5,991,750
                                                                                                ---------------
                                                                                                     64,724,390
                                                                                                ---------------

Instrumentation (7.89%)
Metrologic Instruments, Inc.*                                                 300,000                 3,762,000
Mettler-Toledo International Inc.*                                             15,000                   698,700
Symbol Technologies Inc.                                                      500,000                 4,935,000
Tektronix, Inc.                                                                75,000                 1,745,250
Thermo Electron Corporation*                                                  650,000                17,465,500
                                                                                                ---------------
                                                                                                     28,606,450
                                                                                                ---------------

   The accompanying notes are an integral part of these financial statements.

Delafield Fund, Inc.
Statement Of Net Assets (continued)
June 30, 2005
(Unaudited)
--------------------------------------------------------------------------------

                                                                                                       Value
Common Stocks (Continued)                                                       Shares                (Note 1)
------------------------------------------------------------------------------------------------------------------------------------

Metal Fabricating (6.87%)
Aleris International, Inc.*                                                    325,000           $     7,328,750
Commercial Metals Company*                                                     225,000                 5,359,500
GrafTech International Ltd.*                                                   875,000                 3,762,500
Harsco Corporation                                                             110,000                 6,000,500
Material Sciences Corporation*                                                  51,000                   742,560
Oregon Steel Mills, Inc.*                                                      100,000                 1,721,000
                                                                                                 ---------------
                                                                                                      24,914,810
                                                                                                 ---------------

Real Estate (1.63%)
Kimco Realty Corporation                                                       100,000                 5,891,000
                                                                                                 ---------------

Retail (5.49%)
Foot Locker, Inc.                                                              475,000                12,929,500
Jones Apparel Group Inc.                                                       225,000                 6,984,000
                                                                                                 ---------------
                                                                                                      19,913,500
                                                                                                 ---------------
Technology (6.69%)
Checkpoint Systems, Inc.*                                                      100,000                 1,770,000
Imation Corp.                                                                  200,000                 7,758,000
International Rectifier Corp.*                                                 190,000                 9,066,800
Vishay Intertechnology Inc.*                                                   475,000                 5,638,250
                                                                                                 ---------------
                                                                                                      24,233,050
                                                                                                 ---------------
Miscellaneous (7.60%)
Acuity Brands Inc.                                                             360,000                 9,248,400
Coinstar, Inc.*                                                                250,000                 5,672,500
Commscope, Inc.*                                                               125,000                 2,176,250
Sonoco Products                                                                100,000                 2,650,000
Standard Motor Products, Inc.                                                  200,000                 2,640,000
Steris Corp.*                                                                  200,000                 5,154,000
                                                                                                 ---------------
                                                                                                      27,541,150
                                                                                                 ---------------
Total Common Stocks (Cost $248,809,908)                                                             $300,521,975
                                                                                                 ---------------


Short-Term Investment (17.14%)                                                  Face                    Value
Repurchase Agreement (17.14%)                                                  Amount                  (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Securities Inc., purchased on 06/30/05, 2.75%, due 07/01/05, repurchase proceeds $62,137,746 (Collateralized by $155,731,000,
TINT, 0.00%, due 02/15/19 to 05/15/26 value $63,376,739)                   $62,133,000                62,133,000
                                                                                                 ---------------
Total Short-Term Investments (Cost $62,133,000)                                                  $    62,133,000
                                                                                                 ---------------
Total Investments (100.05%) (Cost $310,942,908+)                                                     362,654,975
Liabilities in excess of cash and other assets (-0.05%)                                                 (197,923)
                                                                                                 ---------------
Net Assets (100.00%), 14,579,517 shares outstanding                                              $   362,457,052
                                                                                                 ===============
Net asset value, offering and redemption price per share**:                                      $         24.86
                                                                                                 ===============

*   Non-income producing.

** Redemption price may be reduced by a redemption fee (See Note 3).

+ Aggregate cost for federal income tax purposes is $311,106,292. Aggregate gross unrealized appreciation and depreciation are, based on cost for federal income tax purposes, $57,859,144 and $6,310,461 respectively, resulting in net appreciation of $51,548,683.

KEY:
     TINT  =   Treasury Strip Interest

   The accompanying notes are an integral part of these financial statements.

Delafield Fund, Inc.
Breakdown Of Portfolio Holdings
June 30, 2005
(Unaudited)
--------------------------------------------------------------------------------

                Industry                                Value                              % Of Portfolio
                --------                                -----                              --------------
Chemicals                                               $38,698,725                             10.67%

Computer & Computer Services                              6,755,000                              1.86

Consumer Products & Services                             36,986,350                             10.20

Energy & Energy Services                                  9,834,800                              2.71

Financial Products & Services                            12,422,750                              3.43

Industrial Products                                      64,724,390                             17.85

Instrumentation                                          28,606,450                              7.89

Metal Fabricating                                        24,914,810                              6.87

Real Estate                                               5,891,000                              1.63

Retail                                                   19,913,500                              5.49

Technology                                               24,233,050                              6.68

Miscellaneous                                            27,541,150                              7.59

Short Term Investments                                   62,133,000                             17.13

Total                                                  $362,654,975                            100.00%





   The accompanying notes are an integral part of these financial statements.

Delafield Fund, Inc.
Statement Of Operations
Six Months Ended June 30, 2005
(Unaudited)
--------------------------------------------------------------------------------


INVESTMENT INCOME

Income:
    Interest.......................................................................          $     854,427
    Dividends......................................................................              1,580,654
                                                                                             -------------
       Total income................................................................              2,435,081
                                                                                             -------------
Expenses: (Note 2)
    Investment management fee......................................................              1,372,004
    Administration fee.............................................................                366,805
    Shareholder servicing fee......................................................                436,672
    Custodian expenses.............................................................                  9,804
    Shareholder servicing and related shareholder expenses.........................                128,923
    Legal, compliance and filing fees..............................................                137,112
    Audit and accounting...........................................................                 66,283
    Directors' fees and expenses...................................................                  8,241
    Other..........................................................................                 12,161
                                                                                             -------------
       Total expenses..............................................................              2,538,005
       Less: Expenses paid indirectly..............................................                   (153)
              Fees waived..........................................................               (232,590)
                                                                                             -------------
       Net expenses................................................................              2,305,262
                                                                                             -------------
Net investment income..............................................................                129,819
                                                                                             -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments............................................             18,654,507
Net change in unrealized appreciation (depreciation) of investments................            (23,361,176)
                                                                                             -------------
       Net gain (loss) on investments..............................................             (4,706,669)
                                                                                             -------------
Increase (decrease) in net assets from operations..................................          $  (4,576,850)
                                                                                             =============


   The accompanying notes are an integral part of these financial statements.

Delafield Fund, Inc.
Statements Of Changes In Net Assets
Six Months Ended June 30, 2005 (Unaudited)
Year Ended December 31, 2004
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS                                          June 30, 2005          December 31, 2004

Operations:
    Net investment income (loss).......................................  $      129,819           $     (281,045)
    Net realized gain (loss) on investments............................      18,654,507               34,822,858
    Net change in unrealized appreciation (depreciation)...............     (23,361,176)              22,165,562
                                                                         --------------           --------------
      Increase (decrease) in net assets from operations................      (4,576,850)              56,707,375

Distribution to shareholders from realized gains on investments........             -0-              (34,527,984)

Net increase (decrease) from:
      Capital share transactions (Note 3).............................       22,428,681               74,566,895
                                                                         --------------           --------------
        Total increase (decrease)......................................      17,851,831               96,746,286

Net Assets:
    Beginning of period................................................     344,605,221              247,858,935
                                                                         --------------           --------------
    End of period......................................................  $  362,457,052           $  344,605,221
                                                                         ==============           ==============
    Undistributed net investment income................................  $      129,819           $          -0-
                                                                         ==============           ==============


   The accompanying notes are an integral part of these financial statements.

Delafield Fund, Inc.
Notes To Financial Statements
(Unaudited)

--------------------------------------------------------------------------------

1. Summary of Accounting Policies

Delafield Fund, Inc. (the "Fund") is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The investment objectives of the Fund are to seek long-term preservation of capital and growth of capital by investing primarily in equity securities of domestic companies. Its financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of  Securities  -
     Securities traded on a national securities exchange or admitted to trading on the National Association of Securities Dealers Inc. Automated Quotations National List are valued at the last close price on the last business day of the fiscal period. Securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a remaining maturity of more than sixty days are valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued in such manner as the Board of Directors in good faith deems appropriate to reflect their fair market value.

     b) Repurchase  Agreements -
     In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults and the fair market value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

     c)  Federal  Income  Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. Distributions of net investment income and short-term capital gain are taxable to shareholders as ordinary income.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on the trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividends and capital gain distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.


2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at an annual rate of 0.80% on the first $250 million of net assets of the Fund; 0.75% on the next $250 million of net assets of the Fund; and 0.70% on all net assets of the Fund over $500 million.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to Distribution and Service Plan under Securities Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement and a
Shareholder Servicing Agreement. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a service fee equal to .25% per annum of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plan.

Delafield Fund, Inc.
Notes To Financial Statements (continued)
(Unaudited)

--------------------------------------------------------------------------------

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

For the period ended June 30, 2005, the Distributor voluntarily waived the following fees:
Shareholder servicing fee            $232,590
The Distributor has no right to recoup prior waivers.

Brokerage commissions paid during the period ended June 30, 2005 to affiliates of the Fund were as follows:
Reich & Tang Distributors,  Inc.     $ 74,595
Delafield Hambrecht                  $  8,300

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $600 per meeting attended. In addition, the Audit Committee chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang Complex on whose audit committee he serves. Effective January 1, 2005, each member of the Audit Committee will receive an aggregate payment of $750 per Audit Committee meeting allocated among the funds of the Reich & Tang Complex.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $88,068 paid to Reich & Tang Services, Inc., an affiliate of the Manager as transfer agent for the Fund.


3. Capital Stock

At June 30, 2005, 20,000,000,000 shares of $.001 par value stock were authorized. Net assets at June 30, 2005, are comprised as follows:
Paid in capital...........................       $  292,060,315
Accumulated net realized gain (loss)......           18,554,851
Net unrealized appreciation (depreciation)           51,712,067
Undistributed Income......................              129,819
                                                 --------------
     Net assets...........................       $  362,457,052
                                                 ==============

Effective May 1, 2002, the Fund began assessing a 2.0% fee on the redemption of shares held 90 days or less to help offset transaction costs. The amount of capital stock redeemed in the table below is net of redemption fees paid to the Fund. For the period June 30, 2005 and the year ended December 31, 2004, redemption fees totaled $18,619 and $41,485, respectively.

Transactions in capital stock were as follows:

                                                     Six Months Ended
                                                       June 30, 2005                        Year Ended
                                                        (Unaudited)                      December 31, 2004
                                            -------------------------------       ------------------------------
                                                 Shares           Amount              Shares           Amount
                                            --------------   --------------       -------------   --------------
Sold......................................       2,351,659   $   57,965,256           3,429,572   $   85,054,288
Issued on reinvestment of dividends.......             -0-              -0-           1,258,819       31,571,182
Redeemed..................................      (1,442,575)     (35,536,575)         (1,716,013)     (42,058,575)
                                            --------------   --------------       -------------   --------------
Net increase (decrease)...................         909,084   $   22,428,681           2,972,378   $   74,566,895
                                            ==============   ==============       =============   ==============


4. Liabilities

At June 30 2005, the Fund had the following liabilities:
Fees payable to Affiliates+...............         $       26,315
Due to Custodian..........................                 38,833
Payable for shares redeemed...............                226,073
Payable for securities purchased..........              3,377,292
Accrued other payables....................                107,692
                                                   --------------
    Total liabilities.....................         $    3,776,205
                                                   ==============

+ Includes fees payable to Reich & Tang Asset Management, LLC, Delafield Asset Management, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

Delafield Fund, Inc.
Notes To Financial Statements (Continued)
(Unaudited)

--------------------------------------------------------------------------------

5. Investment Transactions

For the period June 30 2005, purchases and sales of investment securities, other than U.S. Government direct and agency obligations and short-term investments, totaled $111,835,115 and $88,852,301, respectively.


6. Tax Information

The tax character of distributions paid during the years ended December 31, 2004 and 2003 were as follows:
                                                  2004                 2003
                                             --------------        -------------
Ordinary Income...........................   $    2,265,237        $   2,835,152
Long-term capital gain....................       32,215,970           19,817,282
Return of Capital.........................           46,777                  -0-
                                             --------------        -------------
                                             $   34,527,984        $  22,652,434
                                             ==============        =============

For the fiscal years ended December 31, 2004 and 2003, 100% and 41%, respectively, of the ordinary income distribution will be treated as qualified dividends.

The tax basis of distributable earnings at December 31, 2004 is comprised entirely of unrealized appreciation of $74,973,587, which differs from book basis unrealized appreciation primarily due to losses on wash sales which are deferred for tax purposes.


7. Financial Highlights

                                                                                                     Ended Year Ended
                                                    Six Months Ended                                     December 31,
                                                      June 30, 2005    -------------------------------------------------------------
                                                       (Unaudited)        2004        2003         2002         2001          2000
                                                        ---------      ---------    ---------    ---------    ---------    ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..........          $  25.21       $ 23.17      $ 18.23      $ 19.70      $  15.80     $  14.07
                                                        ---------      ---------    ---------    ---------    ---------    ---------
Income from investment operations:
    Net investment income (loss)..............              0.01         (0.02)       (0.03)       (0.02)         0.06         0.07
Net realized and unrealized
    gains (losses) on investments.............             (0.36)         4.84         7.35        (1.46)         5.02         1.89
                                                        ---------      ---------    ---------    ---------    ---------    ---------
Total from investment operations..............             (0.35)         4.82         7.32        (1.48)         5.08         1.96
                                                        ---------      ---------    ---------    ---------    ---------    ---------
Redemption fees received......................               --            --           --          0.01           --           --
                                                        ---------      ---------    ---------    ---------    ---------    ---------
Less distributions:
    Dividends from net investment income                     --            --           --           --          (0.06)       (0.07)
    Distributions from net realized gains
        on investments........................               --          (2.78)       (2.38)         --          (1.12)       (0.16)
                                                        ---------      ---------    ---------    ---------    ---------    ---------
Total distributions...........................               --          (2.78)       (2.38)         --          (1.18)       (0.23)
                                                        ---------      ---------    ---------    ---------    ---------    ---------
Net asset value, end of period................          $  24.86       $ 25.21      $ 23.17      $ 18.23      $  19.70     $  15.80
                                                        =========      =========    =========    =========    =========    =========
Total Return..................................             (1.39%)(a)    20.85%       40.14%       (7.46%)       32.18%       13.98%
Ratios/Supplemental Data
Net assets, end of period (000)...............          $ 362,457      $ 344,605    $ 247,859    $ 144,281    $ 200,047    $  98,715
Ratios to average net assets:
    Expenses, net of fees waived (b)..........              1.32%(c)      1.32%        1.32%        1.20%         1.25%        1.28%
    Net investment income (loss)..............              0.07%(c)     (0.10%)      (0.32%)      (0.09%)        0.33%        0.52%
    Shareholder servicing fees waived.........              0.13%(c)      0.14%        0.14%        0.00%         0.00%        0.00%
    Expenses paid indirectly..................              0.00%(c)      0.00%        0.00%        0.00%         0.01%        0.00%
Portfolio turnover rate.......................             30.88%        54.50%       77.95%       79.31%        98.26%       99.53%


(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized

Delafield Fund, Inc.
Additional Information
(Unaudited)

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at
800.221.3079. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at
800.732.0330 for information on the operation of the Public Reference Room).


INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12-month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at 800.221.3079 and on the SEC's website
(http://www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.


INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT

On April 21, 2005, the Board of Directors approved the continuance of the Investment Management Contract. In determining whether to approve the continuance of the Investment Management Contract, the Directors considered the following information:

     1) The nature, extent and quality of services provided by the Manager.

The Directors reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Fund's Investment Management Contract and the quality of those services over the past year. The Directors noted that the services include managing the investment and reinvestment of the Fund's assets; the provision of reports to the Board regarding changes in portfolio holdings and important developments affecting the economy in general and the entities whose securities are included in the Fund's portfolio; and the compensation of all officers, directors and employees of the Fund who are officers of the Manager or its affiliates. The Directors also observed that the Manager provides various administrative services to the Fund pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Directors evaluated these factors based on their direct experience with the Manager and in consultation with counsel to the independent directors and Fund counsel. The Directors concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fee, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Directors reviewed the personnel responsible for providing advisory services to the Fund and concluded, based on their experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract; (iii) the Manager was responsive to requests of the Directors; and (iv) the Manager had kept the Directors apprised of developments relating to the Fund and the industry in general. The Directors also focused on the Manager's reputation and long-standing relationship with the Fund. The Directors also noted the high quality of services provided by the Manager under the Administrative Services Contract.

     2) The performance of the Fund and the Manager.

The Directors reviewed the investment performance of the Fund, both on an absolute basis and as compared to various peer group categories for the one-year, three-year, five-year and ten-year periods ended December 31, 2004. The peer group categories included: (i) an asset-based peer group consisting of funds with an investment policy similar to the Fund's, as characterized by Morningstar, with net assets between $325 million and $375 million; (ii) a competitors class peer group comprised of funds with an investment policy similar to the Fund's, as characterized by Morningstar, which are considered to be competitors of the Fund with similar distribution channels (the "competitors peer group"); (iii) other funds with an investment policy similar to the Fund's,

Delafield Fund, Inc.
Additional Information (continued)
(Unaudited)

--------------------------------------------------------------------------------

     2) The performance of the Fund and the Manager. (continued)

as characterized by Morningstar, that are advised or sub-advised by the Manager; and (iv) other types of accounts, such as institutional and pension accounts, with a similar investment policy to the Fund's that are advised or sub-advised by the Manager (these peer groups are collectively referred to as the "Peer Groups"). The Chairman and the President also presented and discussed their Performance Report with the Board.

The Performance Report compared the Fund's performance with the Fund's equity-only position and its benchmark stock indices, the S&P 500 and the Russell 2000, for the quarter ended March 31, 2005, and for each of the one-year, three-year, five-year and ten-year periods ended March 31, 2005, as well as since the Fund's inception through March 31, 2005. The Directors evaluated the Fund's performance against the Peer Groups and the stock indices to provide objective comparative benchmarks against which they could assess the Fund's performance. The Directors considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Fund's shareholders the performance that was available in the marketplace given the Fund's investment objectives, strategies, limitations and restrictions. The Board concluded that the performance of the Fund against all the Peer Groups was satisfactory. The Board noted that the Fund outperformed the asset-based peer group for the three-, five- and ten-year periods and outperformed the competitors class peer group for the one-, three-, five- and ten-year periods ended December 31, 2004. The Board noted that the Manager's one sub-advised fund and two institutional accounts with similar investment policies outperformed the Fund, however, the Chairman and President explained that the performance difference was due primarily to these accounts and the sub-advised fund being almost fully-invested in equity securities as compared to the Manager's policy of generally maintaining a larger cash position in the Fund. The Board also noted that for the one-, three-, five- and ten-year and since inception periods ended March 31, 2005, the Fund had consistently outperformed its benchmark stock indices.

In connection with its assessment of the performance of the Manager, the Directors considered the Manager's financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Directors concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Fund to date.

     3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund.

In connection with the Director's consideration of the level of the management fee, the Directors considered a number of factors. The Directors compared the level of the management fee for the Fund against the advisory fees charged by funds in the Peer Groups and the Fund's combined management-administrative fees against fees covering both advisory and administrative services charged by the funds in the Peer Groups. The Directors also considered comparative total fund expenses of the Fund and the Peer Groups. The Directors used this combined fee information and total expense data as a guide to help assess the reasonableness of the Fund's management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Peer Group fund agreements is often not apparent. The Directors also viewed the Peer Group fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Directors considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Board noted that the contract rate of the Fund's combined fees (management and administrative) were reasonable when compared to the combined fees of the asset-based and competitors' peer groups and were reasonable when compared to the fees of the peer group of the fund sub-advised by the Manager. The Board further observed that the total expense ratio of the Fund was satisfactory when compared to the expense ratio of the funds in these peer groups. While the Directors noted that the fees the Manager charges its two institutional accounts with a similar investment policy are lower, the Board recognized that the level of services required and risks involved in managing registered investment companies such as the Fund are significantly different from those for institutional accounts and that market fees vary accordingly. The Board noted that there are typically greater cash flows for open-end investment companies than for other advisory accounts, and other advisory client accounts are more portable than registered investment companies that require Board and shareholder approval prior to changing investment advisers. The Directors concluded that the level of the management fee was reasonable in light of these factors.

     3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund. (continued)

The Directors also considered the profitability to the Manager and its affiliates arising out of their relationships with the Fund. In this regard the Directors reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2004. The Directors also requested and received comparably prepared profitability information for calendar years 2001-2003. The Directors considered revenues received by the Manager under the Investment Management Contract and Administrative Services Contract as well as revenues received by the Manager's affiliates under the Transfer Agency Agreement and under the 12b-1 Plans and related agreements. The Directors concluded that the profitability of the Fund to the Manager and its affiliates was not excessive.

     4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With  respect  to the  Directors'  consideration  of  economies  of  scale,  the
Directors discussed with the Manager whether economies of scale would be realized by it in its management of the Fund at higher asset levels. The Directors also discussed with the Manager whether certain of the Manager's costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Directors also reviewed the Peer Group data to assess whether the Peer Group funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Directors concluded that they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth in the future, however, they noted that the current fee structure did contain breakpoints and that since their adoption assets had grown and surpassed the first breakpoint, thus decreasing the rate of the management fee. In the event there were significant asset growth in the future, the Directors determined to reassess whether the management fee, including the current breakpoint structure, appropriately took into account any economies of scale that had been realized as a result of that growth.

     5)  Other Factors.

The Board also discussed the Manager's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Fund and the brokers' and dealers' provision of brokerage and research services to the Manager (including transactions processed through affiliates of the Manager). The Directors further discussed the potential benefits the Manager derived from the Fund's soft dollar arrangements whereby brokers provide research to the Fund or Manager in return for allocating fund brokerage.

Based on a consideration of all these factors in their totality, the Directors, including all of the disinterested Directors, determined that the Fund's management fee was fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Directors deemed relevant. The Directors based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. The Board was also assisted by the advice of independent counsel in making this determination.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.




Delafield Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Delafield Asset Management, a division of Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020

Custodian
     The Bank of New York
     101 Barclay Street
     New York, New York 10286

Transfer Agent & Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020










DELAFIELD
FUND
INCORPORATED



Delafield Fund is distributed by IXIS Asset Management                DF58A-0705
Distributors, L.P. (member NASD, SIPC)
399 Boylston Street, Boston, MA, 02116

DELAFIELD
FUND
INCORPORATED






                               Semi-Annual Report


                                (graphic omitted)











                                                          June 30, 2005
                                                          (Unaudited)



ITEM 2: CODE OF ETHICS

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11: EXHIBITS

(a)(1) Not applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Delafield Fund, Inc.

 By (Signature and Title)*          /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary

Date:  September 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Steven W. Duff
                              -------------------------------------------
                              Steven W. Duff, Principal Executive Officer

Date:  September 7, 2005

By (Signature and Title)*      /s/ Anthony Pace
                               -----------------------
                               Anthony Pace, Treasurer

Date:  September 7, 2005

* Print the name and title of each signing officer under his or her signature.